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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number: 3

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio      March 23, 2007
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           25

Form 13F Information Table Value Total        39,609
                                          (thousands)

List of Other Included Managers: None


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
                COLUMN 1                     COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
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                                             TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
            NAME OF ISSUER                    CLASS        CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP 7.75% EQUITY UNITS           CONVERTIBLE PFD 020039822    1,913    38,500 SH          SOLE                --     --   --
CITIZENS UTILITIES TRUST 5% CV PFD       CONVERTIBLE PFD 177351202    2,244    44,000 SH          SOLE                --     --   --
CNF TRUST I $2.50 SERIES A DUE 6/1/12    CONVERTIBLE PFD 12612V205    2,936    57,350 SH          SOLE                --     --   --
DEVON ENERGY CORP CV DEB                 CONVERTIBLE DEB 25179MAA1    1,353 1,325,000 PRN         SOLE                --     --   --
DEVON ENERGY CORP CV DEB                 CONVERTIBLE DEB 25179MAB9    1,481 1,450,000 PRN         SOLE                --     --   --
DUANE READE CV DEB                       CONVERTIBLE DEB 263578AC0    2,923 5,150,000 PRN         SOLE                --     --   --
EL PASO ENERGY 4.75% CAP TR PFD          CONVERTIBLE PFD 283678209      692    20,500 SH          SOLE                --     --   --
FORD MOTOR 6.50% CAP TR II CV PFD        CONVERTIBLE PFD 345395206    1,444    25,800 SH          SOLE                --     --   --
GENERAL MOTORS CORP                      CONVERTIBLE DEB 370442717      266     8,250 PRN         SOLE                --     --   --
GENERAL MOTORS CORP CV W/PAR             CONVERTIBLE DEB 370442733    1,800    67,000 PRN         SOLE                --     --   --
HANOVER COMPRESSOR CO CV DEB             CONVERTIBLE DEB 410768AC9    1,551 1,677,000 PRN         SOLE                --     --   --
KAMAN CORP CV DEB                        CONVERTIBLE DEB 483548AC7    2,040 2,071,000 PRN         SOLE                --     --   --
KERR MCGEE CORPORATION                   CONVERTIBLE DEB 492386AP2    2,397 2,275,000 PRN         SOLE                --     --   --
LOEWS CORP CV DEB                        CONVERTIBLE DEB 540424AL2      749   775,000 PRN         SOLE                --     --   --
NATIONAL AUSTRALIA BANK $1.96875 EX CAPS CONVERTIBLE PFD 632525309    1,146    30,000 SH          SOLE                --     --   --
NEW YORK COMMUNITY BANCORP 6% CV TR PFD  CONVERTIBLE PFD 64944P307    3,248    42,700 SH          SOLE                --     --   --
NORAM ENERGY CORP CV DEB                 CONVERTIBLE DEB 655419AC3      351   356,000 PRN         SOLE                --     --   --
RECKSON ASSOCIATES $1.90625 CV PFD       CONVERTIBLE PFD 75621K205    1,338    53,000 SH          SOLE                --     --   --
REINSURANCE GROUP OF AMERICA 5.75% PIERS CONVERTIBLE PFD 759351307    2,325    39,400 SH          SOLE                --     --   --
ROBBINS & MYERS CV SUB NOTES             CONVERTIBLE DEB 770196AB9      166   159,000 PRN         SOLE                --     --   --
ROUSE COMPANY $3.00 CV PFD SERIES B      CONVERTIBLE PFD 779273309    2,391    39,000 SH          SOLE                --     --   --
STATE STREET CORP 6.75% SPACES REDM      CONVERTIBLE PFD 857477202      243     1,000 SH          SOLE                --     --   --
THERMO ELECTRON CORP CV DEBS             CONVERTIBLE DEB 883556AJ1      298   300,000 PRN         SOLE                --     --   --
TRAVELERS PROPERTY CASUALTY C            CONVERTIBLE DEB 89420G307    2,497   101,900 PRN         SOLE                --     --   --
WORLD COLOR PRESS INC CV DEB             CONVERTIBLE DEB 981443AA2    1,818 1,750,000 PRN         SOLE                --     --   --
                                                                     39,609


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